Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the HP Inc. 401(k) Plan (the Plan) provides only general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering employees of HP Inc. (the Company, Employer, or HP) and designated domestic subsidiaries who are on the U.S. payroll and who are employed as regular full-time or regular part-time or limited-term employees, excluding intern employees. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan’s trustee is Bank of New York Mellon (BNY) and the recordkeeper is Fidelity Workplace Services LLC (Fidelity).

Investments

Participants may direct the investment of their contributions and employer matching contributions into various investment options offered by the Plan and may change investments and transfer amounts between funds daily. The Plan offers a short-term investment fund, a money market fund, a mutual fund, common collective trust funds, collective investment trust funds, Company common stock, and a self-directed brokerage account feature that includes money market funds, common stock, and mutual funds through an affiliate of Fidelity. All investments are participant-directed.

The Plan includes an employee stock ownership plan feature (the ESOP) within the meaning of Section 4975(e)(7) of the Internal Revenue Code of 1986, as amended (the Code). The ESOP is maintained as part of the Plan and is designed to invest primarily in the Company’s common stock. The purpose of the ESOP is to permit eligible participants the option of investing in the Company’s common stock and also provide the option of having dividends on the Company’s common stock re-invested in the Plan or paid directly to them in cash.

Participants may invest in the HP Stock Fund, which is comprised of a cash component and HP Inc. common stock. A participant’s balance in the HP Stock Fund is limited to 20% of the participant’s total account balance. New monies cannot be transferred or reallocated, or otherwise newly invested in the HP Stock Fund, if such an event would cause the balance to exceed 20% of the participant’s total account balance. However, it is permissible for the HP Stock Fund to exceed 20% due to growth in the value of that fund.
HP Inc. 401(k) Plan
Notes to Financial Statements (Continued)

Contributions
Upon employment, as soon as administratively feasible, employees are automatically enrolled in the Plan at 4% pre-tax in the Birth Date Fund closest to the year the employee was born.

The plan document definition of compensation is based on when the compensation is “paid” versus when it is “earned.” As such, the Company determined that participant deferrals may not be due to the Plan, and the Plan may have no right to the deferrals, until the compensation is actually paid to the participant.

Participants may annually contribute up to 50% of their eligible compensation, as defined by the Plan. Contributions are subject to annual limits specified under the Code. Contributions can be made as whole or fractional percentages of eligible compensation. Employees can choose pre-tax contributions, Roth 401(k) contributions and after-tax contributions. The pre-tax and Roth 401(k) contributions are eligible for the Company matching contributions. After-tax contributions are not eligible for Company matching contributions. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions; catch-up contributions are not eligible for the Company matching contributions.

The Plan allows for after-tax contributions to the Plan at a rate not to exceed 9%. The Plan created the Roth In-Plan Conversion (“RIPC”) Program, wherein a participant who has made an after-tax contribution to the Plan may elect to enroll in the RIPC Program. The RIPC Program converts a participant’s after-tax contributions that are made to the Plan immediately into In-Plan Roth Rollovers and allocates them to the participant’s In-Plan Roth Rollover Account, until such time as the participant elects out of the RIPC Program in accordance with procedures established by Plan management.

The Plan also accepts rollover contributions of amounts representing distributions from other qualified defined benefit or defined contribution plans, including amounts from a Roth deferred account, as described in Section 402A(e)(1) of the Code, to the extent the rollover is permitted under Section 402(c) of the Code.

In general, the Company matching contribution is a fixed contribution equal to 100% of the first 4% of eligible earnings a participant contributes each pay period. The Company matching contribution is funded annually. A participant must be employed on the last day of the calendar year to receive the Company matching contribution, unless they have terminated employment during the year as a result of death or disability, termination under a Company-approved severance or early retirement programs, in connection with a sale or divestiture by the Company of the business unit in which the participant was employed, or after the attainment of at least age 55 with at least ten years of vesting service.
HP Inc. 401(k) Plan
Notes to Financial Statements (Continued)
Vesting

Participants are fully vested at all times with regard to their contributions and earnings thereon.

In general, participants are subject to a three-year cliff vesting schedule with regard to Company matching contributions, and earnings thereon, after which time they will become 100% vested in their Company matching contributions, and earnings thereon. In addition, a participant becomes 100% vested in their Company matching contributions, and earnings thereon, at attainment of age 65, death before termination of employment, or becoming eligible for disability benefits under the Company’s long-term disability program. Participants are also fully vested in their Company matching contributions, and earnings thereon, if they terminate employment in connection with a sale or divestiture by the Company of the business unit in which the participant had been employed, or if they terminate employment under a Company-approved severance or early retirement programs.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, applicable Company matching contributions, and plan earnings, and is reduced for any benefit payments and administrative expenses. Plan earnings are allocated to each participant’s account based on the ratio of the participant’s account balance and share of net earnings or losses of their respective elected investment options. Allocations are determined in accordance with the provisions of the plan document. The benefit to which a participant is entitled is the benefit that can be provided from the vested portion of the participant’s account.

Notes Receivable from Participants

The Plan offers two types of loans, which are general-purpose loans and primary residence loans. The repayment period for a general-purpose loan may not exceed five years, and the repayment period for a primary residence loan may not exceed fifteen years.

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balances. Loans are secured by the participant’s vested account and bear interest at a fixed rate equal to the prevailing prime rate plus 1%. Principal and interest are paid ratably through payroll deductions. Participant loans are classified as notes receivable from participants on the Statements of Net Assets Available for Benefits and are valued at their unpaid principal balance, plus accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are recorded when they are incurred. Participants can continue to repay their loans post-termination, as long as they maintain their participant account in the Plan.
HP Inc. 401(k) Plan
Notes to Financial Statements (Continued)
Forfeitures
If a participant terminates employment before becoming fully vested in their Company matching contributions, the non-vested Company matching contributions (and earnings thereon) are forfeited at the earlier of the date the participant receives a distribution or incurs a five-year break-in-service. Forfeited balances due to taking a distribution of vested amounts are restored if the participant returns to an eligible status within five years of termination and repays any amount previously distributed. Forfeited balances of terminated participants’ non-vested accounts are used to reduce future Company matching contributions, restore previously forfeited balances, or pay eligible plan expenses.

Unallocated forfeiture balances as of December 31, 2025 and 2024, were approximately $1.0 million and $794 thousand, respectively. During 2025, Company matching contributions were reduced by $2.4 million from forfeited nonvested accounts.

Payment of Benefits
On termination, death, or retirement, participants may elect to receive a lump-sum amount equal to the vested value of their accounts. Lump-sum payments may be made in cash or shares of stock for distribution from the HP Stock Fund (to the extent a participant is/was invested in the HP Stock Fund at the time of distribution). Hardship withdrawals and in-service withdrawals are permitted if certain criteria are met. Participants may also, at any time, withdraw all or part of their rollover accounts. Participants aged 55 and older that have terminated employment may elect a partial or systematic withdrawal of their Plan balance.

Administrative Expenses and Investment Management Fees

Certain expenses of the Plan for administrative services are paid directly by the Plan, except to the extent the Company chooses to pay such expenses. Each participant’s account is charged a fixed amount of $34 per year for recordkeeping services.

The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to the trustee to offset the Plan’s administrative fees. Future Plan expenses can be paid from any excess remaining revenue sharing amounts. For the year ended December 31, 2025, approximately $975 thousand was used to offset Plan expenses. The Plan held undistributed administrative revenues of approximately $615 thousand and $548 thousand at December 31, 2025 and 2024, respectively.

Plan Termination
Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event that the Plan is terminated, participants would become 100% vested in their accounts.